SUBSEQUENT EVENTS (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
8. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Other than as described in Notes 5 and 7, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

11. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In January 2018, the Company withdrew $562,554 from interest earned on the Trust Account to pay franchise and income taxes payable.

Intermex Holdings, Inc. and Subsidiaries [Member]
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11 – SUBSEQUENT EVENTS - FINTECH MERGER

On July 26, 2018 (“Closing Date”), FinTech consummated the previously announced transactions contemplated by the Agreement and Plan of Merger, dated as of December 19, 2017, by and among FinTech, Merger Sub 1, Merger Sub 2, Intermex and SPC Intermex. The transactions provided for the acquisition of Intermex by FinTech pursuant to the merger of Intermex with and into Merger Sub 1 (the “First Merger”), with Intermex continuing as the surviving entity, and immediately following the consummation of the First Merger, the merger of Intermex with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving entity (such merger together with the First Merger, the “Merger”). In connection with the closing of the Merger, FinTech changed its name from FinTech Acquisition Corp. II to International Money Express, Inc. and Merger Sub 2 changed its name from FinTech Merger Sub 2, LLC to International Money Express Sub 2, LLC.

The Merger was approved by FinTech’s stockholders at the Special Meeting of FinTech Stockholders held on July 20, 2018. In connection with the closing of the Merger, FinTech redeemed a total of 4,938,232 shares of its common stock at a redemption price of $10.086957 per share, resulting in a total payment to redeeming stockholders of approximately $49.8 million. The aggregate consideration paid in the Merger consisted of (i) $102.0 million in cash and (ii) 17.2 million shares of FinTech common stock.

After the completion of the transactions on the Closing Date, there were 36,182,783 shares of International Money Express, Inc outstanding common stock, warrants to purchase 8,959,999 shares of common stock and 3,371,389 shares reserved for issuance under the International Money Express, Inc. 2018 Equity Compensation Plan, of which stock options to purchase 2,763,219 shares of common stock and restricted stock units in respect of 21,189 shares of common stock were granted to employees and independent directors of the Company in connection with the completion of the transactions. As of the Closing Date, the former stockholders of Intermex owned approximately 48.3% and the former stockholders of FinTech owned approximately 51.7% of the combined company’s outstanding common stock.

NOTE 16 — SUBSEQUENT EVENTS

The INC has evaluated subsequent events through March 26, 2018, which is the date these consolidated financial statements were available to be issued. The INC is not aware of any other subsequent events which would require recognition or disclosure in the consolidated financial statements other than those already disclosed.